Stock-Based Compensation - Stock Options Outstanding and Exercisable (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	2,738,689
Options outstanding, Weighted average years to expiration	6 years 6 months
Options outstanding, Weighted average exercise price	94.35
Options outstanding, Aggregate intrinsic value	355
Options exercisable, Number of options	1,314,727
Options exercisable, Weighted average exercise price	70.25
Options outstanding, Aggregate intrinsic value	202
Range of exercise prices from $36.29 - $69.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	36.29
Range of option exercise prices, maximum	69.50
Options outstanding, Number of options	596,055
Options outstanding, Weighted average years to expiration	3 years 6 months
Options outstanding, Weighted average exercise price	55.63
Options outstanding, Aggregate intrinsic value	100
Options exercisable, Number of options	596,055
Options exercisable, Weighted average exercise price	55.63
Options outstanding, Aggregate intrinsic value	100
Range of exercise prices from $69.51 - $74.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	69.51
Range of option exercise prices, maximum	74.55
Options outstanding, Number of options	794,950
Options outstanding, Weighted average years to expiration	6 years 8 months 12 days
Options outstanding, Weighted average exercise price	73.08
Options outstanding, Aggregate intrinsic value	120
Options exercisable, Number of options	469,950
Options exercisable, Weighted average exercise price	72.87
Options outstanding, Aggregate intrinsic value	71
Range of exercise prices from $74.56 - $117.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	74.56
Range of option exercise prices, maximum	117.48
Options outstanding, Number of options	614,608
Options outstanding, Weighted average years to expiration	6 years 9 months 18 days
Options outstanding, Weighted average exercise price	89.65
Options outstanding, Aggregate intrinsic value	83
Options exercisable, Number of options	168,128
Options exercisable, Weighted average exercise price	86.24
Options outstanding, Aggregate intrinsic value	23
Range of exercise prices from $117.49 - $222.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	117.49
Range of option exercise prices, maximum	222.88
Options outstanding, Number of options	733,076
Options outstanding, Weighted average years to expiration	8 years 8 months 12 days
Options outstanding, Weighted average exercise price	152.84
Options outstanding, Aggregate intrinsic value	52
Options exercisable, Number of options	80,594
Options exercisable, Weighted average exercise price	129.76
Options outstanding, Aggregate intrinsic value	8